EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Computation of basic and diluted gain (loss) per share
Net income attributable to Canadian Solar Inc. - basic (in dollars)	$ 171,585	$ 237,070	$ 99,572
Dilutive effect of interest expense of convertible notes	975	4,683	4,649
Net income attributable to Canadian Solar Inc. - diluted	$ 172,560	$ 241,753	$ 104,221
Denominator for basic calculation - weighted average number of common shares - basic	59,633,855	58,914,540	58,167,004
Diluted effects of share number from share options and RSUs	794,526	543,797	547,821
Dilutive effects of share number from convertible notes	349,315	2,833,333	2,833,333
Denominator for diluted calculation - weighted average number of common shares - diluted	60,777,696	62,291,670	61,548,158
Basic earnings per share (in dollars per share)	$ 2.88	$ 4.02	$ 1.71
Diluted earnings per share (in dollars per share)	$ 2.83	$ 3.88	$ 1.69
Share options and RSUs
Computation of basic and diluted gain (loss) per share
Anti-dilutive shares excluded from the computation of diluted earnings per share, total	41,950	276,618	372,743